Operating Segments - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	₩ 17,099,213	₩ 17,940,609	₩ 17,608,511
Domestic [member]
Disclosure of operating segments [line items]
Revenue	17,096,000	17,936,000	17,602,000
Non-current assets	17,281,000	18,230,000	19,285,000
Outside of Korea [member]
Disclosure of operating segments [line items]
Non-current assets	₩ 5,000	₩ 3,000	₩ 3,000